Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Dec. 31, 2017	Apr. 25, 2017	Dec. 31, 2016	Dec. 16, 2016	Dec. 31, 2015	Nov. 09, 2015	Aug. 19, 2015	Oct. 13, 2014	Mar. 25, 2014
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 848,710,000		$ 1,085,562,000		$ 1,052,448,000
Secured vessels loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	192,000,000		192,000,000					$ 192,000,000.0
Facility size	111,666,000		143,571,000
Outstanding	$ 111,666,000		$ 143,571,000
Secured vessels loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%		2.25%
Secured vessels loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 110,156,000		$ 141,501,000
Secured vessels revolving loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	148,000,000		148,000,000					$ 148,000,000.0
Facility size	147,559,000		147,559,000
Outstanding	$ 0		$ 63,700,000
Secured vessels revolving loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%		2.25%
Secured vessels revolving loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 0		$ 63,700,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount									$ 500,000,000.0
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate									2.75%
Secured vessels revolving loan due 2022
Disclosure of detailed information about borrowings [line items]
Face amount	750,000,000		750,000,000				$ 750,000,000.0
Facility size	485,017,000		636,536,000
Outstanding	$ 330,000,000		$ 612,050,000
Secured vessels revolving loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%		1.95%				195.00%
Secured vessels revolving loan due 2022 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 325,519,000		$ 605,806,000
Secured vessels revolving loan due 2023
Disclosure of detailed information about borrowings [line items]
Face amount	409,500,000.0		409,500,000.0	$ 409,500,000.0
Facility size	362,780,000		409,500,000
Outstanding	$ 118,000,000		$ 222,036,000
Secured vessels revolving loan due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%		2.25%
Secured vessels revolving loan due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 114,634,000		$ 217,600,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	76,000,000		76,000,000
Facility size	23,563,000		27,813,000
Outstanding	$ 23,563,000		$ 27,813,000
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%		1.95%
Secured vessels loan due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 23,563,000		$ 27,813,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	67,500,000.0		67,500,000.0
Facility size	25,173,000		29,143,000
Outstanding	$ 25,173,000		$ 29,143,000
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%		1.50%
Secured vessels loan due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 25,173,000		$ 29,143,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	27,100,000.0	$ 27,100,000.0
Margin rate		1.95%
Facility size	26,911,000		0
Outstanding	$ 26,911,000		0
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 24,876,000		0
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	81,400,000.0	$ 81,400,000.0
Margin rate		1.50%
Facility size	78,020,000		0
Outstanding	$ 78,020,000		0
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 77,171,000		0
Unsecured bank facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	60,000,000		60,000,000			$ 60,000,000.0
Facility size	60,000,000		60,000,000
Outstanding	$ 0		$ 0
Unsecured bank facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%		2.25%
Unsecured bank facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 0		$ 0
Borrowings Excluding Non-Bank Loans
Disclosure of detailed information about borrowings [line items]
Facility size	1,320,688,000		1,454,121,000
Outstanding	713,332,000		1,098,312,000
Borrowings Excluding Non-Bank Loans | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 701,091,000		$ 1,085,562,000